UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-5011

Name of Fund:  CMA Massachusetts Municipal Money Fund
	       CMA Multi-State Municipal Series Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
        Officer, CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 03/31/2007

Date of reporting period: 04/01/06 - 06/30/06

Item 1 - Schedule of Investments


CMA Massachusetts Municipal Money Fund


Schedule of Investments as of June 30, 2006                                                                        (in Thousands)
                           Face
                         Amount    Municipal Bonds                                                                      Value
Massachusetts - 98.2%  $  3,300    ABN AMRO MuniTops Certificates Trust, Massachusetts State School Building
                                   Authority Revenue Bonds, VRDN, Series 2005-34, 4% due 8/15/2013 (c)(e)             $     3,300

                         11,912    Amesbury, Massachusetts, GO, BAN, 4.50% due 8/09/2006                                   11,928

                          1,435    Amherst-Pelham, Massachusetts, Regional School District, GO, BAN, 4% due 9/15/2006       1,438

                            325    Boston, Massachusetts, Industrial Financing Authority, IDR (Acme Bookbinding
                                   Co.), VRDN, AMT, 4.03% due 9/01/2006 (e)                                                   325

                          5,000    Boston, Massachusetts, Water and Sewer Commission Revenue Bonds, FLOATS, VRDN,
                                   Series SG-75, 3.99% due 11/01/2019 (e)                                                   5,000

                          3,269    Clipper Tax-Exempt Trust, VRDN, COP, Series 1998-8, 4% due 7/20/2007 (e)                 3,269

                          3,000    Eagle Tax-Exempt Trust, Massachusetts State School Building Authority, Dedicated
                                   Sales Tax Revenue Bonds, VRDN, Series 2006-0035 Class A, 4.02% due 8/15/2030 (c)(e)      3,000

                          6,000    Eagle Tax-Exempt Trust, Massachusetts State School Building Authority, Dedicated
                                   Sales Tax Revenue Bonds, VRDN, Series 2006-0092 Class A, 4.02% due 8/15/2030 (c)(e)      6,000

                          4,000    Eagle Tax-Exempt Trust, Massachusetts State Special Obligation and Dedicated Tax
                                   Revenue Bonds, VRDN, Series 2004-0025, Class A, 4.02% due 1/01/2029 (b)(e)               4,000

                          5,630    Eagle Tax-Exempt Trust, Massachusetts, Water Revenue Bonds, VRDN, Series 2103,
                                   4.02% due 12/01/2015 (e)                                                                 5,630

                          2,985    Harvard, Massachusetts, GO, BAN, 4.25% due 7/27/2006                                     2,987

                          3,397    Lawrence, Massachusetts, GO, BAN, 4.50% due 12/22/2006                                   3,414

                          3,000    Massachusetts Bay Transportation Authority, Revenue Refunding Bonds, FLOATS, VRDN,
                                   Series 431, 4% due 3/01/2019 (e)                                                         3,000

                          2,750    Massachusetts State Development Finance Agency, Assisted Living Facility Revenue
                                   Bonds (Whalers Cove Project), VRDN, Series A, 4.02% due 9/01/2034 (e)                    2,750

                          6,000    Massachusetts State Development Finance Agency, CP, 3.55% due 7/27/2006                  6,000

                          7,600    Massachusetts State Development Finance Agency, CP, 3.62% due 8/11/2006                  7,600

                          6,450    Massachusetts State Development Finance Agency, CP, 3.65% due 8/14/2006                  6,450


Portfolio Abbreviations


To simplify the listings of CMA Massachusetts Municipal Money Fund's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT        Alternative Minimum Tax (subject to)
BAN        Bond Anticipation Notes
COP        Certificates of Participation
CP         Commercial Paper
FLOATS     Floating Rate Securities
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
MERLOTS    Municipal Exempt Receipts Liquidity Optional Tenders
PUTTERS    Puttable Tax-Exempt Receipts
ROCS       Reset Option Certificates
TOCS       Tender Option Certificates
TRAN       Tax Revenue Anticipation Notes
VRDN       Variable Rate Demand Notes



CMA Massachusetts Municipal Money Fund


Schedule of Investments as of June 30, 2006 (concluded)                                                            (in Thousands)
                           Face
                         Amount    Municipal Bonds                                                                      Value
Massachusetts          $  2,000    Massachusetts State Development Finance Agency, IDR (Cell Signaling
(concluded)                        Technology), VRDN, AMT, 4.03% due 12/01/2010 (e)                                   $     2,000

                          2,620    Massachusetts State Development Finance Agency, IDR (Cleveland Motion Controls),
                                   VRDN, AMT, 4.11% due 6/01/2021 (e)                                                       2,620

                          2,885    Massachusetts State Development Finance Agency, IDR (Concord Foods Issue),
                                   VRDN, AMT, 4.03% due 4/01/2021 (e)                                                       2,885

                          2,000    Massachusetts State Development Finance Agency, IDR (Seafood Services Inc.
                                   Project), VRDN, AMT, Series A, 4.05% due 12/01/2023 (e)                                  2,000

                          3,620    Massachusetts State Development Finance Agency, IDR (V&S Taunton Galvanizing),
                                   VRDN, AMT, 4.11% due 12/01/2023 (e)                                                      3,620

                          1,215    Massachusetts State Development Finance Agency, IDR (Ward Hill Central Products
                                   Inc.), VRDN, AMT, 4.11% due 8/01/2016 (e)                                                1,215

                          5,155    Massachusetts State Development Finance Agency, M/F Housing Revenue Bonds (Midway
                                   Studios Project), VRDN, AMT, Series A, 4.03% due 3/01/2034 (e)                           5,155

                          6,000    Massachusetts State Development Finance Agency Revenue Bonds (Berkshire School
                                   Project), VRDN, 3.99% due 9/01/2031 (e)                                                  6,000

                          5,000    Massachusetts State Development Finance Agency Revenue Bonds (Boston College
                                   HS Issue), VRDN, 4% due 8/01/2033 (e)                                                    5,000

                          3,510    Massachusetts State Development Finance Agency Revenue Bonds (Brooksby Village
                                   Inc. Project), VRDN, 3.95% due 7/01/2032 (e)                                             3,510

                          1,705    Massachusetts State Development Finance Agency Revenue Bonds (Fiba Technologies),
                                   VRDN, AMT, 4.05% due 5/01/2023 (e)                                                       1,705

                          4,835    Massachusetts State Development Finance Agency Revenue Bonds (Lesley University),
                                   VRDN, 4.02% due 7/01/2033 (e)                                                            4,835

                          1,500    Massachusetts State Development Finance Agency Revenue Bonds (Melmark New
                                   England, Inc. Project), VRDN, 3.97% due 7/01/2026 (e)                                    1,500

                          4,200    Massachusetts State Development Finance Agency Revenue Bonds (New Bedford Waste
                                   Services), VRDN, AMT, 4.07% due 6/01/2021 (e)                                            4,200

                          1,785    Massachusetts State Development Finance Agency Revenue Bonds (New Jewish High
                                   School Project), VRDN, 3.97% due 6/01/2032 (e)                                           1,785

                          3,150    Massachusetts State Development Finance Agency Revenue Bonds (Saint Peter-Marian
                                   Issue), VRDN, 4% due 10/01/2032 (e)                                                      3,150

                          2,930    Massachusetts State Development Finance Agency Revenue Bonds (Ursuline Academy
                                   Dedham), VRDN, 3.97% due 5/01/2032 (e)                                                   2,930

                          1,000    Massachusetts State Development Finance Agency Revenue Bonds (Walnut Hill School
                                   District), VRDN, 3.97% due 7/01/2032 (e)                                                 1,000

                          5,510    Massachusetts State Development Finance Agency Revenue Bonds (Worcester YMCA
                                   Issue), VRDN, 4% due 1/01/2031 (e)                                                       5,510

                          2,760    Massachusetts State Development Finance Agency Revenue Bonds (Xinetics Issue),
                                   VRDN, AMT, 4.03% due 6/01/2021 (e)                                                       2,760

                          6,590    Massachusetts State Development Finance Agency, Revenue Refunding Bonds
                                   (Assumption College Project), VRDN, Series A, 4% due 3/01/2032 (e)                       6,590

                          3,350    Massachusetts State Development Finance Agency, Revenue Refunding Bonds
                                   (Assumption College), VRDN, 4% due 3/01/2032 (e)                                         3,350

                          2,100    Massachusetts State Development Finance Agency, Revenue Refunding Bonds
                                   (Brandon Residential Treatment Center), VRDN, 3.97% due 4/01/2028 (e)                    2,100

                          3,600    Massachusetts State Development Finance Agency, Senior Living Facilities
                                   Revenue Bonds (New England Deaconess Association), VRDN, 3.95% due 6/01/2034 (e)         3,600

                          3,500    Massachusetts State Development Finance Agency, Solid Waste Disposal Revenue
                                   Bonds (Newark Group Project), VRDN, AMT, Series A, 4.03% due 7/01/2031 (e)               3,500

                         12,000    Massachusetts State Development Finance Agency, Solid Waste Disposal Revenue
                                   Refunding Bonds (Newark Group Project), VRDN, AMT, Series A, 4.02% due 7/01/2028 (e)    12,000

                          3,255    Massachusetts State, FLOATS, VRDN, Series SG-126, 3.99% due 8/01/2018 (e)                3,255

                          1,900    Massachusetts State, GO (Central Artery), VRDN, Series A, 3.96% due 12/01/2030 (e)       1,900

                          1,439    Massachusetts State, GO, Refunding, FLOATS, VRDN, Series 716D, 4% due
                                   8/01/2018 (d)(e)                                                                         1,439

                          7,000    Massachusetts State, GO, Refunding, FLOATS, VRDN, Series 1015, 4% due
                                   8/01/2021 (a)(e)                                                                         7,000

                          6,415    Massachusetts State, GO, Refunding, PUTTERS, VRDN, Series 340, 4% due
                                   1/01/2017 (d)(e)                                                                         6,415

                          4,995    Massachusetts State, GO, Refunding, ROCS, VRDN, Series II-R-180, 4.01% due
                                   11/01/2015 (b)(e)                                                                        4,995

                          2,790    Massachusetts State, GO, VRDN, Series O, 4% due 11/01/2014 (e)                           2,790

                          2,300    Massachusetts State, HFA, Housing Revenue Bonds, ROCS, VRDN, AMT, Series II-R-421,
                                   4.04% due 7/01/2022 (c)(e)                                                               2,300

                          7,930    Massachusetts State, HFA, Rental Housing Mortgage Revenue Refunding Bonds,
                                   VRDN, AMT, Series A, 4% due 1/01/2043 (c)(e)                                             7,930

                            450    Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                                   (Partners Healthcare System), VRDN, Series D-5, 3.96% due 7/01/2017 (e)                    450

                          9,800    Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                                   (Partners Healthcare System), VRDN, Series D-6, 3.99% due 7/01/2017 (e)                  9,800

                          6,100    Massachusetts State Health and Educational Facilities Authority Revenue Bonds
                                   (Sherrill House Inc.), VRDN, Series A-1, 3.97% due 1/01/2032 (e)                         6,100

                          1,950    Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds (AFC
                                   Cable Systems Inc. Issue), VRDN, AMT, 4.03% due 7/01/2016 (e)                            1,950

                          1,500    Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds (BBB
                                   Esquire LLC), VRDN, AMT, 4.07% due 12/01/2016 (e)                                        1,500

                          4,000    Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds (Bodwell
                                   Project), VRDN, AMT, 4.05% due 7/01/2017 (e)                                             4,000

                          3,400    Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds
                                   (Constitution Project), VRDN, AMT, 4.07% due 6/01/2018 (e)                               3,400

                            955    Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds
                                   (Garlock Printing Corp.), VRDN, AMT, 4.03% due 12/01/2017 (e)                              955

                          2,310    Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds
                                   (Gem Group Inc. Issue), VRDN, AMT, 4.03% due 7/01/2016 (e)                               2,310

                            900    Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds
                                   (Hazen Paper Company), VRDN, AMT, 4.07% due 3/01/2008 (e)                                  900

                          1,095    Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds
                                   (Insco Corporation Issue), VRDN, AMT, 4.03% due 9/01/2008 (e)                            1,095

                          1,500    Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds
                                   (Mercer Paper Tube Corp.), VRDN, AMT, 4.05% due 11/01/2011 (e)                           1,500

                          2,500    Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds
                                   (OCT Co. Inc. Project), VRDN, AMT, 4.07% due 12/01/2017 (e)                              2,500

                          1,500    Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds
                                   (Tamasi Family Issue), VRDN, AMT, 4.07% due 5/01/2013 (e)                                1,500

                          1,950    Massachusetts State Industrial Finance Agency, Industrial Revenue Bonds
                                   (Telcom USA Inc. Issue), VRDN, AMT, 4.03% due 8/01/2016 (e)                              1,950

                          1,715    Massachusetts State Industrial Finance Agency, Industrial Revenue Refunding Bonds
                                   (New England Biolabs), VRDN, AMT, 4.05% due 3/01/2016 (e)                                1,715

                          6,950    Massachusetts State Industrial Finance Agency (New England Power Co.), CP,
                                   3.48% due 8/01/2006                                                                      6,950

                          1,525    Massachusetts State Industrial Finance Agency Revenue Bonds (Heritage at
                                   Dartmouth), VRDN, AMT, 4.03% due 12/01/2028 (e)                                          1,525

                          1,203    Massachusetts State Industrial Finance Agency Revenue Bonds (Lower Mills
                                   Association II L.P.), VRDN, 4.07% due 12/01/2020 (e)                                     1,202

                          5,000    Massachusetts State Industrial Finance Agency, Revenue Refunding Bonds
                                   (Lightolier Inc. Project), VRDN, 4% due 7/29/2010 (e)                                    5,000

                          2,600    Massachusetts State Industrial Finance Agency, Revenue Refunding Bonds
                                   (Mount Ida College Issue), VRDN, 4.02% due 12/01/2027 (e)                                2,600

                          1,050    Massachusetts State Industrial Finance Agency, Solid Waste Disposal Revenue
                                   Bonds (E.L. Harvey & Sons Inc.), VRDN, AMT, 4.03% due 1/01/2011 (e)                      1,050

                          1,425    Massachusetts State Industrial Finance Agency, Solid Waste Disposal Revenue
                                   Bonds (E.L. Harvey & Sons Inc.), VRDN, AMT, 4.03% due 6/01/2013 (e)                      1,425

                          2,310    Massachusetts State School Building Authority, Dedicated Sales Tax Revenue
                                   Bonds, TOCS, VRDN, Series L, 4% due 8/15/2013 (c)(e)                                     2,310

                          4,965    Massachusetts State Special Obligation and Dedicated Tax Revenue Bonds, MERLOTS,
                                   VRDN, Series B19, 4% due 1/01/2028 (b)(e)                                                4,965

                          9,000    Massachusetts State Turnpike Authority, Metropolitan Highway System Revenue
                                   Bonds, FLOATS, VRDN, Series SG-124, 3.99% due 1/01/2029 (a)(e)                           9,000

                          9,600    Massachusetts State Turnpike Authority, Metropolitan Highway System Revenue
                                   Refunding Bonds, FLOATS, VRDN, Series 334, 4% due 1/01/2037 (d)(e)                       9,600

                          4,402    Massachusetts State Water Resources Authority, Revenue Refunding Bonds,
                                   FLOATS, VRDN, Series 742D, 4% due 8/01/2019 (c)(e)                                       4,402

                          1,930    Millis, Massachusetts, BAN, 4% due 10/04/2006                                            1,936

                            340    Municipal Security Trust Certificates Revenue Bonds, VRDN, AMT, Series 2001-155,
                                   Class A, 4% due 4/28/2016 (a)(e)                                                           340

                         15,708    New Bedford, Massachusetts, GO, BAN, 3.625% due 8/18/2006                               15,712

                          8,000    Pembroke, Massachusetts, GO, Refunding, BAN, 4% due 8/03/2006                            8,008

                          8,635    University of Massachusetts Building Authority, Project Revenue Refunding Bonds,
                                   ROCS, VRDN, Series II R-4522, 4.01% due 11/01/2020 (a)(e)                                8,635

                          3,470    University of Massachusetts Building Authority, Project Revenue Refunding Bonds,
                                   ROCS, VRDN, Series II R-6016, 4.01% due 11/01/2015 (a)(e)                                3,470


Puerto Rico - 0.9%        3,100    Puerto Rico Commonwealth, TRAN, Refunding, 4.50% due 7/28/2006                           3,103

                                   Total Investments (Cost - $341,493*) - 99.1%                                           341,493
                                   Other Assets Less Liabilities - 0.9%                                                     3,159
                                                                                                                      -----------
                                   Net Assets - 100.0%                                                                $   344,652
                                                                                                                      ===========


  * Cost for federal income tax purposes.

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FSA Insured.

(d) MBIA Insured.

(e) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.



Item 2 - Controls and Procedures

2(a) - 	 The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - 	 There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal
Series Trust


By:	/s/ Robert C. Doll, Jr.
        -----------------------
        Robert C. Doll, Jr.
        Chief Executive Officer
        CMA Massachusetts Municipal Money Fund of
        CMA Multi-State Municipal Series Trust


Date:  August 23, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Robert C. Doll, Jr.
        -----------------------
        Robert C. Doll, Jr.
        Chief Executive Officer
        CMA Massachusetts Municipal Money Fund of
        CMA Multi-State Municipal Series Trust


Date:  August 23, 2006


By:	/s/ Donald C. Burke
        -----------------------
	Donald C. Burke
        Chief Financial Officer
        CMA Massachusetts Municipal Money Fund of
        CMA Multi-State Municipal Series Trust

Date:  August 23, 2006